Details of Significant Accounts - Summary of Expiration Dates of Unused Loss Carryforward and Amounts of Unrecognized Deductible Amounts (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 4,966,727	$ 4,285,913	$ 162,258
Unused amount	4,966,727	4,285,913	162,258
Unrecognized deferred income tax assets	4,966,727	4,285,913	162,258
2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed		200,442
Unused amount		200,442
Unrecognized deferred income tax assets		$ 200,442
Expiry year		2018
2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	136,642	$ 136,642	4,464
Unused amount	136,642	136,642	4,464
Unrecognized deferred income tax assets	$ 136,642	$ 136,642	4,464
Expiry year	2019	2019
2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 196,215	$ 196,215	6,410
Unused amount	196,215	196,215	6,410
Unrecognized deferred income tax assets	$ 196,215	$ 196,215	6,410
Expiry year	2020	2020
2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 212,903	$ 212,903	6,955
Unused amount	212,903	212,903	6,955
Unrecognized deferred income tax assets	$ 212,903	$ 212,903	6,955
Expiry year	2021	2021
2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 187,946	$ 187,946	6,140
Unused amount	187,946	187,946	6,140
Unrecognized deferred income tax assets	$ 187,946	$ 187,946	6,140
Expiry year	2022	2022
2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 407,816	$ 407,816	13,323
Unused amount	407,816	407,816	13,323
Unrecognized deferred income tax assets	$ 407,816	$ 407,816	13,323
Expiry year	2023	2023
2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 632,283	$ 632,283	20,656
Unused amount	632,283	632,283	20,656
Unrecognized deferred income tax assets	$ 632,283	$ 632,283	20,656
Expiry year	2024	2024
2025
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 649,799	$ 649,799	21,228
Unused amount	649,799	649,799	21,228
Unrecognized deferred income tax assets	$ 649,799	$ 649,799	21,228
Expiry year	2025	2025
2026
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 792,388	$ 792,388	25,887
Unused amount	792,388	792,388	25,887
Unrecognized deferred income tax assets	$ 792,388	$ 792,388	25,887
Expiry year	2026	2026
2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 832,622	$ 869,479	27,201
Unused amount	832,622	869,479	27,201
Unrecognized deferred income tax assets	$ 832,622	$ 869,479	27,201
Expiry year	2027	2027
2028
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 918,113		29,994
Unused amount	918,113		29,994
Unrecognized deferred income tax assets	$ 918,113		$ 29,994
Expiry year	2028